ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2016
Organization And Significant Accounting Policies Tables
Schedule of Property and Equipment
Furniture and fixtures	5 years

Computer and office equipment	5 years